LOSSES ON DERIVATIVE INSTRUMENTS AND OTHER FINANCIAL ITEMS, NET - SCHEDULE OF OTHER FINANCIAL ITEMS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Component of Other Income (Expense), Nonoperating [Line Items]
Losses on derivative instruments	$ (4,472)	$ (24,502)	$ (51,307)	$ (38,469)
Amortization of debt guarantee	454	530	921	1,069
Foreign exchange gains (losses)			520	(600)
Financing arrangement fees and other costs	(122)	(133)	(187)	(245)
Other financial items, net	237	746	1,027	216
Capital lease obligation and related Restricted Cash
Component of Other Income (Expense), Nonoperating [Line Items]
Foreign exchange gains (losses)	11	207	520	(600)
Interest Rate Swap
Component of Other Income (Expense), Nonoperating [Line Items]
Losses on derivative instruments	(1,153)	(26,492)	(46,686)	(42,976)
Net Interest Income (Expense) within Derivative Financial Instruments | Interest Rate Swap
Component of Other Income (Expense), Nonoperating [Line Items]
Losses on derivative instruments	(3,319)	1,990	(4,621)	4,507
Other Non-Operating Expense
Component of Other Income (Expense), Nonoperating [Line Items]
Foreign exchange gains (losses)	$ (106)	$ 142	$ (227)	$ (8)